Restructuring charges - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 31,105	$ 18,089	$ 0
Impairment of long lived assets	15,400	5,400
Fixed asset impairment	20,037	5,411	0
Restructuring reserve	28,353	10,748	1,637	$ 6,419
Transaction and one time financing costs	75,391	$ 0	$ 0
PRA Health Sciences, Inc
Restructuring Cost and Reserve [Line Items]
Transaction and one time financing costs	86,700
2021 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	31,100
Impairment of long lived assets	21,900
Fixed asset impairment	4,400
Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	5,200
Workforce reductions | 2021 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,800
Lease Liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	23,200
Lease Liability | Other current liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	10,400
Lease Liability | Other Noncurrent Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 12,800